Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 776	$ (543)
Reconciliation of net income (loss) to cash provided by (used in) operating activities:
Depreciation	1,662	1,683
Amortization	1	1
Compensation costs – stock options	197	120
Provision for losses on accounts receivable	27	14
Gain from disposal of property and equipment	(108)	(24)
Change in operating assets and liabilities:
Accounts receivable	(4,710)	(1,122)
Prepaid expenses	60	(50)
Refundable income taxes	12	11
Other current assets	(117)	(32)
Other assets, net	(60)	29
Accounts payable	4,470	54
Accrued payroll and other compensation	372	(162)
Accrued income taxes	20
Other accrued taxes	(9)	(5)
Deferred revenues	117	45
Other liabilities and accrued expenses	88	72
Net cash provided by operating activities	2,798	91
Investing activities:
Capital expenditures	(1,414)	(411)
Proceeds from disposal of property and equipment	376	24
Net cash used in investing activities	(1,038)	(387)
Financing activities:
Principal payments on capital lease obligations	(1)	(1)
Net cash used in financing activities	(1)	(1)
Increase (decrease) in cash and cash equivalents	1,759	(297)
Cash and cash equivalents at beginning of year	5,565	5,862
Cash and cash equivalents at end of year	7,324	5,565
Supplemental disclosures of cash flow information:
Cash paid during the year for interest expense	14	14
Cash received during the year as interest income	$ 5	$ 24